Inventories (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Written-down net realizable value					$ 9,614	$ 308,937
Weighted average cost					103,434	93,820
Written-down net realizable value	$ 0	$ 0		$ 263,404	305,812	$ 308,937
Valuation allowance	$ 103,434		$ 103,434		$ 103,434